Goodwill	12 Months Ended
Dec. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

9. Goodwill

The Company’s goodwill was generated from the business acquisition of Redhill Farms LLC in 2013 and the acquisition of certain assets of Heartland Eggs in 2014. There were no changes to the goodwill carrying value during the years ended December 31, 2017, December 30, 2018 and December 29, 2019.